Impairments (Tables)	12 Months Ended
Dec. 31, 2019
Impairment Of Long Lived Assets [Abstract]
Impairment Charges By Segment Before Tax
Note 9—Impairments
During 2019, 2018 and 2017, we recognized the

following before-tax impairment charges:
Millions of Dollars
2019 2018 2017
Alaska $ - 20 180
Lower 48 402 63 3,969
Canada 2 9 22
Europe, Middle East and North Africa 1 (79) 46
Asia Pacific - 14 2,384
$ 405 27 6,601